Stock-Based Compensation - Schedule of Share-Based Payments (Details) - 2020 Share Incentive Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Payments [Line Items]
Total share-based payments	$ 214,893	$ 573,264	$ 1,292,083
Compensation and Benefits [Member]
Schedule of Share-Based Payments [Line Items]
Total share-based payments	214,893	573,264	373,333
Communication and Technology [Member]
Schedule of Share-Based Payments [Line Items]
Total share-based payments			225,000
Marketing [Member]
Schedule of Share-Based Payments [Line Items]
Total share-based payments			206,250
Professional Fees [Member]
Schedule of Share-Based Payments [Line Items]
Total share-based payments			243,750
General and Administrative [Member]
Schedule of Share-Based Payments [Line Items]
Total share-based payments			$ 243,750